INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income taxes paid (refund) [abstract]
INCOME TAXES [Text Block]

15. INCOME TAXES

a. Rate reconciliation

The income tax expense or recovery reported by the Company differs from the amounts obtained by applying statutory rates to the loss and comprehensive loss.  A reconciliation of the income tax provision computed at statutory rates to the reported income tax provision is provided below:

For the year ended December 31,	2019	2018

Statutory tax rate	27.00%	27.00%

Loss before taxes	1,766,447	2,856,161

Income tax recovery calculated at statutory rate	476,941	771,163

Non-deductible expenditures	299,464	(200,062)
Flow-through premium	(207,207)	-
Other	26,702	8,253
Unrecognized tax benefit	(595,900)	(579,354)

INCOME TAX	-	-

b. Unrecognized deferred income tax asset

Future potential tax deductions that are not used to offset deferred income tax liabilities are considered to be unrecognized deferred income tax assets.  The significant components of the Company's unrecognized deferred income tax asset are as follows:

As at December 31,	2019	2018
	$	$
Mineral property interests	400,811	1,212,247
Non-capital losses	5,437,407	4,848,123
Property and equipment	189,043	187,968
Other items	245,740	180,194

UNRECOGNIZED DEFERRED INCOME TAX ASSET	6,273,001	6,428,532

The Company estimates that the realization of income tax benefits related to these deferred income tax assets is uncertain and cannot be considered to be probable.  Accordingly, no deferred income tax asset has been recorded.

c. Non-capital losses

The Company has incurred non-capital losses that may be carried forward and used to reduce taxable income of future years.  These losses totaled $20.1 million as at December 31, 2019 (2018 - $18.0 million) and will expire between 2030 and 2039.

The Company has $34.8 million in Canadian exploration and development expenditures (2018 - $34.2 million), and cumulative eligible capital and undepreciated capital cost balances totaling $1.25 million (2018 - $1.24 million).  These amounts are available to reduce future taxable income and do not expire.